Schedule of Components of Deferred Tax Assets and Liabilities (Details) - JPY (¥)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Deferred revenue	¥ 245,701	¥ 178,054
Net operating loss carryforwards	212,825	107,085
Accrued expenses and reserves	122,403	94,401
Operating lease liabilities	278	2,076
Other	909	2,447
Total deferred tax assets	582,116	384,063
Depreciation and amortization	9,725,000	3,278,000
Operating lease ROU assets	280,000	2,076,000
Total deferred tax liabilities	10,005,000	5,354,000
Less: Valuation allowance	(572,111)	(378,709)
Net deferred tax assets/(liabilities)